Note 13 - Share Capital (Detail) - Common Shares Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Balance, beginning of year	62,432,727	61,742,000	61,411,000
Stock options exercised	163,050	691,000	331,000
Stock options settled for shares (Note 15) (in Dollars)	$ 58
Balance, end of year	62,654,284	62,432,727	61,742,000